Supplemental Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information
4.	Supplemental Condensed Balance Sheet Information

Accrued expenses and other current liabilities consist of the following:

	March 31, 2021	December 31, 2020
Accrued consulting	$162,001	$115,405
Accrued legal and professional fees	82,802	383,286
Accrued research and development	378,775	83,491
Accrued interest	499	1,673
Accrued other	3,322	49,079

Total accrued expenses and other current liabilities	$627,399	$632,934

3. Supplemental Balance Sheet Information

Accrued expenses and other current liabilities consist of the following:

	December 31, 2020	December 31, 2019
Accrued consulting	$115,405	$65,017
Accrued legal and professional fees	383,286	1,434,874
Accrued research and development	83,491	180,716
Accrued interest	1,673	5,123
Accrued other	49,079	38,411

Total accrued expenses and other current liabilities	$632,934	$1,724,141